FRANKLIN TEMPLETON INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906

May 5, 2009

Filed Via EDGAR (CIK #0000825063)

Securities and Exchange Commission
100 F Street NE
Washington DC 20549

     RE:     FRANKLIN MUTUAL SERIES FUNDS

               File Nos. 033-18516 and 811-05387

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 28, 2009.

Sincerely yours,

FRANKLIN MUTUAL SERIES FUNDS

/s/ David P. Goss
Vice President

DPG/jg

cc:     Bruce G. Leto, Esq.